Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions	The following summarizes the Company's interest rate swap agreement as at September 30, 2020:

	Interest Rate	Notional Amount	Fair Value /Carrying Amount of Liability	Remaining Term	Fixed Swap Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap agreement	LIBOR	50,000	(989)	4.3	0.76

(1)Excludes the margin the Company pays on its variable-rate long-term debt, which, as of September 30, 2020, ranged from 2.25% to 2.40%.

Schedule of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accounts receivable	Current portion of derivative liabilities	Derivative liabilities
	$	$	$	$	$
As at September 30, 2020
Interest rate swap agreement	—	—	—	(272)	(717)
Forward freight agreements	—	—	—	(483)	—
	—	—	—	(755)	(717)

As at December 31, 2019
Interest rate swap agreements	577	82	230	—	—
Forward freight agreements	—	—	—	(86)	—
	577	82	230	(86)	—

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
Realized and unrealized gains (losses) relating to the interest rate swaps and FFAs are recognized in earnings and reported in realized and unrealized (loss) gain on derivative instruments in the Company’s unaudited consolidated statements of (loss) income as follows:

	Three Months Ended			Three Months Ended
	September 30, 2020			September 30, 2019
	Realized losses	Unrealized gains (losses)	Total	Realized gains	Unrealized (losses) gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	(58)	49	(9)	613	(541)	72
Forward freight agreements	(184)	(221)	(405)	435	946	1,381
	(242)	(172)	(414)	1,048	405	1,453

	Nine Months Ended			Nine Months Ended
	September 30, 2020			September 30, 2019
	Realized gains (losses)	Unrealized losses	Total	Realized gains	Unrealized (losses) gains	Total
	$	$	$	$	$	$
Interest rate swap agreements	551	(1,648)	(1,097)	2,395	(5,010)	(2,615)
Forward freight agreements	(433)	(300)	(733)	393	1,050	1,443
	118	(1,948)	(1,830)	2,788	(3,960)	(1,172)